FINANCIAL ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
Interest rate risk management
Our interest rate swaps are intended to reduce the risk associated with fluctuations in interest rates whereby the floating interest rates on an original principal amount of $700 million (December 31, 2022: $500 million) are swapped to fixed rate.

Our interest rate swap contracts as of June 30, 2023 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional amount	Inception date	Maturity date	Fixed Interest Rate
Receiving floating pay fixed	50,000	August 2017 1)	August 2025	2.41%
Receiving floating pay fixed	50,000	August 2017 1)	August 2025	2.58%
Receiving floating pay fixed	50,000	August 2019 1)	August 2024	1.39%
Receiving floating pay fixed	50,000	September 2019 1)	September 2024	1.29%
Receiving floating pay fixed	100,000	October 2019 1)	October 2025	2.51%
Receiving floating pay fixed	50,000	March 2020 1)	March 2027	0.94%
Receiving floating pay fixed	50,000	March 2020 1)	March 2027	0.74%
Receiving floating pay fixed	50,000	April 2022 2)	December 2030	2.53%
Receiving floating pay fixed	50,000	July 2022 2)	September 2030	1.77%
Receiving floating pay fixed	50,000	January 2023	January 2033	3.37%
Receiving floating pay fixed	50,000	January 2023 3)	January 2033	2.90%
Receiving floating pay fixed	50,000	March 2023 3)	March 2033	3.00%
Receiving floating pay fixed	50,000	March 2023	March 2025	3.90%
	700,000
1) On June 30, 2023, our interest rate swap derivative contracts with LIBOR reference rate transitioned to SOFR reference rate in accordance with Interbank Offered Rate (''IBOR'') fallback protocol, as published by International Swaps and Derivatives Association (ISDA), Inc and adheared by us in April 2023. As a result, the floating rate will transition from LIBOR to SOFR and the fixed rate will decrease based on the Credit Adjustment Spread ("CAS") of 26.1 basis points upon the next interest reset date.
2) SOFR-based forward-looking swaps: first payment date for the interest rate swaps is September 2024.
3) Forward-looking swaps: first payment date for the $50 million 2.90% interest rate swap (SOFR) and $50 million 3.00% interest rate swap is January and March 2025, respectively.

Forward freight agreements ("FFA")

We take positions from time to time in the freight forward market, either as a hedge to a physical contract or as a speculative position. All such contracts are fully settled in cash through what we consider reputable clearing houses on a daily basis, as such there are no balances relating to FFAs on the Consolidated Balance Sheets. Credit risk exists to the extent that our counterparties are unable to perform under the FFA contracts but this risk is considered remote as well as participants post collateral security for their positions.

As of June 30, 2023, we had long positions through FFA of net 225 days and net 60 days, with maturity in 2023 and 2024, respectively. As of December 31, 2022, we had long positions through FFA of net 735 days with maturity in 2023.

Bunker derivatives

We enter into cargo contracts from time to time. We are therefore exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. To hedge the risk of fluctuating bunker prices, we sometimes enter into bunker swap agreements. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the bunker contracts but this risk is considered remote as the counterparties are usually what we consider well established banks or other well-known institutions in the market.

As of June 30, 2023, we had outstanding bunker swap agreements for about 33.4 thousand metric tonnes and 1.4 thousand metric tonnes for 2023 and 2024, respectively. As of December 31, 2022, we had outstanding bunker swap agreements for about 26.8 thousand metric tonnes.

Foreign currency risk

The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars for personnel costs and administrative expenses, and Euro for some of our scrubber equipment investments. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect on the value of our cash flows. Due to the exposure of currency fluctuations we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are what we consider major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts but this risk is considered remote as the counterparties are what we consider well established banks.

As of June 30, 2023, we had contracts to swap United States dollars to Norwegian Kroner for a notional amount of $5.4 million. In the six months ended June 30, 2023, we recognized a net loss of $21 thousand related to foreign currency swaps (six months ended June 30, 2022: net loss of $0.2 million). As of December 31, 2022, we had contracts to swap USD to NOK for a notional amount of $0.2 million.

The fair value and changes in fair value of our derivative instruments are further disclosed in Note 19, ''Derivative Instruments Payable and Receivable".

Fair values

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values.
The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.

The carrying value and estimated fair value of our financial instruments at June 30, 2023 and December 31, 2022 are as follows:

		2023	2023	2022	2022
(in thousands of $)	Level	Fair value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	103,897	103,897	134,784	134,784
Restricted cash	1	3,426	3,426	3,289	3,289
Marketable securities	1	2,635	2,635	2,187	2,187
Related party shareholder loans	2	—	—	837	837
Derivative assets	2	36,317	36,317	33,123	33,123
Liabilities
Long term debt - floating	2	1,371,141	1,371,141	1,131,506	1,131,506
Derivative liabilities	2	829	829	1,313	1,313

Please refer to Note 19, "Derivative instruments payable and receivable", for a breakdown of the derivative assets.

In the six months ended June 30, 2023 and 2022, respectively, there have been no transfers between different levels in the fair value hierarchy.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.
•Restricted cash - the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.
•Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.
•Marketable securities - are listed equity securities for which the fair value is based on quoted market prices.
•Shareholder loans - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on an annual basis.
•Derivatives - are based on the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis

In the first six months of 2023, we took a delivery of five Newcastlemax vessels from H-Line and recorded the cost of vessels acquired based on the fair value of the total consideration paid.

In the first six months of 2023, fair value of favorable and unfavorable time charter contracts acquired as part of the acquisition of Newcastlemax vessels, was measured at fair value upon delivery of vessels. The fair value was based on level three inputs and calculated as the net present value of the difference in cash flows arising over the period of the contracts between the expected cash flows from the contracts and expected cash flows from comparable contracts at the acquisition date.

During the six months ended June 30, 2023, the value of Golden Strength, Golden Feng and Golden Shui, one Panamax vessel and two Capesize vessels, with sales entered into with unrelated third parties in November 2022 and March 2023, were measured at fair value. The fair values were based on level three inputs and the expected market values based on sales agreements.
During the six months ended June 30, 2022, the value of the three older Panamax vessels, Golden Empress, Golden Enterprise and Golden Endeavour, classified as held for sale, was measured at fair value. The fair value was based on level three inputs and the expected market values based on sales agreements.

Assets Measured at Fair Value on a Recurring Basis

Marketable securities are equity securities in a company listed on a U.S. stock exchange and for which the fair value as at the balance sheet date is the aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate swap, currency swap, bunker and freight derivative agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with SEB and DnB ASA. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.